Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Summarized financial information about each segment

Three Months Ended September 30, 2017

	Corporate	Live Events	Ticketing	Total Consolidated
Revenue	$—	$80,263	$291,879	$372,142
Cost of revenue	—	—	71,680	71,680
Gross margin	—	80,263	220,199	300,462

Operating expenses:
Selling, general and administrative	1,653,505	1,394,479	705,662	3,753,646
Related party expenses	90,000	—	—	90,000
Total operating expenses	1,743,505	1,394,479	705,662	3,843,646
Loss from operations	(1,743,505)	(1,314,216)	(485,463)	(3,543,184)

Other income (expense):
Interest expense, net	(758,835)	—	—	(758,835)
Total other income (expense)	(758,835)	—	—	(758,835)
Net Loss	$(2,502,340)	$(1,314,216)	$(485,463)	$(4,302,019)

Six Months Ended September 30, 2017

	Corporate	Live Events	Ticketing	Total Consolidated
Revenue	$—	$80,263	$568,122	$648,385
Cost of revenue	—	—	150,549	150,549
Gross margin	—	80,263	417,573	497,836

Operating expenses:
Selling, general and administrative	2,515,859	2,316,225	1,209,154	6,041,238
Related party expenses	180,000	—	—	180,000
Total operating expenses	2,695,859	2,316,225	1,209,154	6,221,238
Loss from operations	(2,695,859)	(2,235,962)	(791,581)	(5,723,402)

Other income (expense):
Interest expense, net	(1,393,784)	—	—	(1,393,784)
Total other income (expense)	(1,393,784)	—	—	(1,393,784)
Net Loss	$(4,089,643)	$(2,235,962)	$(791,581)	$(7,117,186